Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Colorado Fund))	0 Months Ended
Dec. 28, 2012
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Class A
Average Annual Return:
1 Year	5.06%
5 Years	3.49%
10 Years	4.29%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.06%
5 Years	3.49%
10 Years	4.29%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.72%
5 Years	3.56%
10 Years	4.29%
Class B
Average Annual Return:
1 Year	5.21%
5 Years	3.41%
10 Years	4.15%
Class C
Average Annual Return:
1 Year	8.19%
5 Years	3.68%
10 Years	4.00%